Guarantor and Non-Guarantor Financial Information (Details 2) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statements of Consolidated Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities	$ (58,238)	$ (27,238)	$ 391,562	$ 713,478	$ 446,993
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(362,846)	0	0	0	(77,335)
Additions to property, plant, and equipment	(67,632)	(26,946)	(180,080)	(136,983)	(108,907)
Proceeds from sale of businesses	0	0	0	19,554	0
Purchases of marketable securities	0	(57,037)	(75,637)	0	0
Sales and maturities of marketable securities	18,600		57,100	13,519	3,013
Proceeds from disposal of property, plant, and equipment	130	290	5,830	205	800
Other - net	(18)	40	(126)	(738)	5,448
Net cash (used for) provided by investing activities	(411,766)	(83,653)	(192,913)	(104,443)	(176,981)
FINANCING ACTIVITIES
Repayment of bank note payable	0	0	0	(350,000)	0
Repayments of long-term debt	0	0	(10,000)	(275,000)	0
Revolving credit agreement - net	306,700	0
Proceeds from long-term debt	0	400,000	400,000	0	400,000
Quarterly dividends paid	(50,159)	(47,594)	(194,024)	(166,224)	(110,668)
Special dividends paid	0	0	0	0	(274,208)
Purchase of treasury shares	(5,385)	(5,033)	(389,135)	(5,569)	(4,025)
Proceeds from stock option exercises	242	1,325	14,525	6,413	1,976
Intercompany	0	0	0	0	0
Other - net	2,534	2,213	8,215	1,832	(474)
Net Cash (Used for) Provided by Financing Activities	253,932	350,911	(170,419)	(788,548)	12,601
Effect of exchange rate changes on cash	(1,298)	(817)	8,045	6,390	2,539
Net increase (decrease) in cash and cash equivalents	(217,370)	239,203	36,275	(173,123)	285,152
Cash and cash equivalents at beginning of year	319,845	283,570	283,570	456,693	171,541
Cash and Cash Equivalents at End of Year	102,475	522,773	319,845	283,570	456,693
The J.M. Smucker Company (Parent) [Member]
Statements of Consolidated Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities	83,115	(16,873)	212,428	499,197	(7,135)
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0	0			(19,404)
Additions to property, plant, and equipment	(15,952)	(13,721)	(59,072)	(41,148)	(24,727)
Proceeds from sale of businesses	0	0		19,554
Purchases of marketable securities	0	(57,037)	(75,637)
Sales and maturities of marketable securities	18,600		57,100	13,519	3,013
Proceeds from disposal of property, plant, and equipment	9	0	1,081	0	384
Other - net	2	(11)	(43)	(706)	5,448
Net cash (used for) provided by investing activities	2,659	(70,769)	(76,571)	(8,781)	(35,286)
FINANCING ACTIVITIES
Repayment of bank note payable	0	0		0
Repayments of long-term debt	0	0	(10,000)	(275,000)
Revolving credit agreement - net	306,700	0
Proceeds from long-term debt	0	400,000	400,000		400,000
Quarterly dividends paid	(50,159)	(47,594)	(194,024)	(166,224)	(110,668)
Special dividends paid	0	0			(274,208)
Purchase of treasury shares	(5,385)	(5,033)	(389,135)	(5,569)	(4,025)
Proceeds from stock option exercises	242	1,325	14,525	6,413	1,976
Intercompany	(546,476)	(27,469)	24,152	(258,696)	291,201
Other - net	2,534	2,213	7,740	2,393	4,210
Net Cash (Used for) Provided by Financing Activities	(292,544)	323,442	(146,742)	(696,683)	308,486
Effect of exchange rate changes on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(206,770)	235,800	(10,885)	(206,267)	266,065
Cash and cash equivalents at beginning of year	206,845	217,730	217,730	423,997	157,932
Cash and Cash Equivalents at End of Year	75	453,530	206,845	217,730	423,997
Subsidiary Guarantors [Member]
Statements of Consolidated Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities	5,393	2,977	92,965	218,064	69,486
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0	0			(58,096)
Additions to property, plant, and equipment	(32,150)	(2,584)	(53,416)	(62,324)	(42,903)
Proceeds from sale of businesses	0	0		0
Purchases of marketable securities	0	0	0
Sales and maturities of marketable securities	0		0	0	0
Proceeds from disposal of property, plant, and equipment	9	276	305	185	22
Other - net	(1)	36	37	0	0
Net cash (used for) provided by investing activities	(32,142)	(2,272)	(53,074)	(62,139)	(100,977)
FINANCING ACTIVITIES
Repayment of bank note payable	0	0		(350,000)
Repayments of long-term debt	0	0	0	0
Revolving credit agreement - net	0	0
Proceeds from long-term debt	0	0	0		0
Quarterly dividends paid	0	0	0	0	0
Special dividends paid	0	0			0
Purchase of treasury shares	0	0	0	0	0
Proceeds from stock option exercises	0	0	0	0	0
Intercompany	26,749	(705)	(39,891)	194,075	23,659
Other - net	0	0	0	0	(4,684)
Net Cash (Used for) Provided by Financing Activities	26,749	(705)	(39,891)	(155,925)	18,975
Effect of exchange rate changes on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	(12,516)
Cash and cash equivalents at beginning of year	0	0	0	0	12,516
Cash and Cash Equivalents at End of Year	0	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Statements of Consolidated Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities	(146,746)	(13,342)	86,169	(3,783)	384,642
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(362,846)	0			165
Additions to property, plant, and equipment	(19,530)	(10,641)	(67,592)	(33,511)	(41,277)
Proceeds from sale of businesses	0	0		0
Purchases of marketable securities	0	0	0
Sales and maturities of marketable securities	0		0	0	0
Proceeds from disposal of property, plant, and equipment	112	14	4,444	20	394
Other - net	(19)	15	(120)	(32)	0
Net cash (used for) provided by investing activities	(382,283)	(10,612)	(63,268)	(33,523)	(40,718)
FINANCING ACTIVITIES
Repayment of bank note payable	0	0		0
Repayments of long-term debt	0	0	0	0
Revolving credit agreement - net	0	0
Proceeds from long-term debt	0	0	0		0
Quarterly dividends paid	0	0	0	0	0
Special dividends paid	0	0			0
Purchase of treasury shares	0	0	0	0	0
Proceeds from stock option exercises	0	0	0	0	0
Intercompany	519,727	28,174	15,739	64,621	(314,860)
Other - net	0	0	475	(561)	0
Net Cash (Used for) Provided by Financing Activities	519,727	28,174	16,214	64,060	(314,860)
Effect of exchange rate changes on cash	(1,298)	(817)	8,045	6,390	2,539
Net increase (decrease) in cash and cash equivalents	(10,600)	3,403	47,160	33,144	31,603
Cash and cash equivalents at beginning of year	113,000	65,840	65,840	32,696	1,093
Cash and Cash Equivalents at End of Year	102,400	69,243	113,000	65,840	32,696
Eliminations [Member]
Statements of Consolidated Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities	0	0	0	0	0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0	0			0
Additions to property, plant, and equipment	0	0	0	0	0
Proceeds from sale of businesses	0	0		0
Purchases of marketable securities	0	0	0
Sales and maturities of marketable securities	0		0	0	0
Proceeds from disposal of property, plant, and equipment	0	0	0	0	0
Other - net	0	0	0	0	0
Net cash (used for) provided by investing activities	0	0	0	0	0
FINANCING ACTIVITIES
Repayment of bank note payable	0	0		0
Repayments of long-term debt	0	0	0	0
Revolving credit agreement - net	0	0
Proceeds from long-term debt	0	0	0		0
Quarterly dividends paid	0	0	0	0	0
Special dividends paid	0	0			0
Purchase of treasury shares	0	0	0	0	0
Proceeds from stock option exercises	0	0	0	0	0
Intercompany	0	0	0	0	0
Other - net	0	0	0	0	0
Net Cash (Used for) Provided by Financing Activities	0	0	0	0	0
Effect of exchange rate changes on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and Cash Equivalents at End of Year	$ 0	$ 0	$ 0	$ 0	$ 0